Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 57,543,459.05
Amount of Registration Fee	$ 7,946.75
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $7,946.75 was paid in connection with the filing of the Schedule TO-I by iDirect Private Markets Fund (File No. 005-90074) on November 14, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.